Accounting Policies	12 Months Ended
Dec. 31, 2024
Accounting Policies
Accounting Policies

2. Accounting Policies

Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were authorized by the Management Board for presentation to the Supervisory Board on April 8, 2025. The Group’s consolidated financial statements are presented in Euros (EUR), which is also the parent company’s functional currency. Unless otherwise stated, the numbers are rounded to thousands of Euros, except per share amounts. Due to rounding, differences may arise when individual amounts or percentages are added together.

The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern. No commercial products have been marketed yet as CureVac is still in the development phase. Hence, the Group is raising capital to perform research & development activities and to advance its technologies up to a successful development and regulatory approval of its products. To reach its development and commercialization objectives, the Group will seek additional funding through collaboration or licensing agreements or other financing activities. While the Group’s business projections could be unfavorably affected by being unable to obtain funding or to enter into collaboration or license agreements on acceptable terms, CureVac’s cash and cash equivalents will be sufficient to fund operating expenses and capital expenditure requirements for at least 12 months from the issuance date of the financial statements. This anticipates that for the foreseeable future the Group will continue to operate. Thus, no adjustments to the consolidated financial statements have been made related to the Group not being able to continue as a going concern.

Details of the Group’s accounting policies, including changes thereto, are described below. The accounting policies have been consistently applied to all years presented unless otherwise stated.

Basis of consolidation

Subsidiaries are entities controlled by the Group. The Group “controls” an entity when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

The consolidated financial statements include the Company’s wholly-owned subsidiaries CureVac SE (until September 26, 2022: CureVac AG, Tübingen, Germany), CureVac Inc. (Boston, Massachusetts, USA), CureVac Manufacturing GmbH (prior years: CureVac Real Estate GmbH, Tübingen, Germany), CureVac Corporate Services GmbH (Tübingen, Germany), CureVac RNA Printer GmbH (Tübingen, Germany), CureVac Swiss AG (Basel, Switzerland – incorporated in 2021) and CureVac Belgium SA (Ottignies-Louvain-la-Neuve, Belgium – incorporated in 2022). Effective July 1, 2022, we acquired Frame Pharmaceuticals B.V., Amsterdam, Netherlands (Frame Pharmaceuticals), which was renamed to CureVac Netherlands B.V. Effective January 1, 2024, the Group merged the two entities CureVac Manufacturing GmbH and CureVac RNA Printer GmbH, with CureVac Manufacturing GmbH as the surviving entity and CureVac RNA Printer GmbH as the disappearing entity.

The fiscal year of all Group entities corresponds to the calendar year ending December 31.

Material accounting policies

Revenue recognition

Revenue from the sale of products and services is recognized when the Group transfers control to the customer. Control generally transfers when the customer gains the ability to direct the use of and obtain substantially all of the remaining benefits from the good or service. If the contract contains more than one performance obligation, the consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-along selling price method. Revenue is recognized at the amount of consideration that the Group is expected to receive in exchange for these goods or services.

The Group primarily generates revenue from its licensing and development agreements with its customers, which include collaboration partners for the development of mRNA medicines against a variety of targets in diseases and conditions. These arrangements typically contain multiple contractual promises, including (i) licenses, or options to obtain licenses to the Group’s mRNA technology, as well as related research and development technology services, (ii) delivery of products, and (iii) research and development services. Such arrangements provide for various types of payments to the Group, including upfront fees, funding of research and development services, payment for delivered products, development, regulatory and commercial milestone payments, license fees, and royalties on product sales, all of which may be satisfied at different points in time. In addition, outlicensing agreements are entered into without any further significant contractual obligations.

Goods or services promised in collaborative arrangements are accounted for as separate performance obligations if such promises are distinct (i.e., if the customer can benefit from the good or service on its own or together with other resources readily available to it and if the promise is separately identifiable from other promises in the contract).

In determining whether contractual promises are separately identifiable, the Group considers whether:

●	It provides a significant service of integrating the goods or services with other goods or services that represent the combined output or outputs for which the other party has contracted.

●	One or more of the goods or services significantly modifies or customizes one or more of the other goods or services promised in the agreement.

●	The goods or services the Group promised to transfer or to provide are highly interdependent or highly interrelated.

Based on these criteria, management evaluates whether the intellectual property (IP) licenses granted, and to which further research and development activities may apply under the terms of a collaboration agreement, are distinct from the unperformed obligations to the collaboration partner, considering the relevant facts and circumstances of each arrangement. Factors considered in this determination include the nature of the IP license, the stage of development of the IP license granted, the research capabilities of the partner, and the availability of mRNA technology research expertise in the general marketplace.

Sometimes an IP license is granted together with research and development services relating to the technology. In such cases, the services are not considered distinct from the licenses and form a bundle. The Group considers the services within the bundle to be predominant, therefore, revenue is recognized as the service is rendered. The Group generally recognizes revenue, including any upfront payment, attributable to the license on a straight-line basis, which reflects the performance of services by the Group towards satisfaction of the obligation, over the contractual or estimated performance period, which is typically from the effective date of the related collaboration agreement through to the estimated date of Marketing Authorization Application (MAA) or Biologics License Application (BLA) for a product developed under the agreement. The determination of the date of MAA or BLA is an estimate given the uncertainty inherent in developing innovative pharmaceutical products and is based upon development plans with the customer, which are subject to change, clinical trials, and approval of regulatory authorities. Changes in the estimated date of market entry could have a material impact on the amount and timing of revenue the Group records in future periods.

When an IP license is considered to be distinct, the Group determines whether it provides the customer with either (1) a right to access the IP throughout the license period (for which revenue is recognized over the license period) or (2) a right to use the IP as it exists at the point in time that the license is granted (for which revenue is recognized at a point in time where the customer can first use and benefit from the license). Licenses that meet all of the following criteria provide access to an entity’s IP:

●	the contract requires, or the customer reasonably expects, that the Group will undertake activities that significantly affect the IP to which the customer has rights;
●	the rights granted by the license directly expose the customer to any positive or negative effects of CureVac’s activities identified above; and
●	those activities do not result in the transfer of a good or service to the customer as those activities occur.

If the criteria above are met, the Group accounts for the promise to grant a license as a performance obligation satisfied over time because the customer will simultaneously receive and consume the benefit from the Group’s performance of providing access to its IP as the performance occurs. If the criteria above are not met, the nature of the Group’s promise is to provide a right to use the Group’s IP as that exists (in terms of form and functionality) at the point in time at which the license is granted. As the customer can direct the use of and obtain substantially all of the remaining benefits from the license at the point in time at which the license transfers to the customer, the Group accounts for the promise to provide a right to use the Group’s IP as a performance obligation satisfied at a point in time.

If a contract contains several performance obligations, the transaction price must be allocated to each distinct performance obligation. The allocation is made in relation to the stand-alone selling prices of the goods or services at the time the contract is concluded If the stand-alone selling prices of goods and services delivered under a contract are not directly observable the stand-alone selling prices should be estimated. The method used should result in an estimate that faithfully represents the price that an entity would charge for the goods or services if they were sold separately.

The method used to estimate the stand-alone selling prices should be applied consistently to similar arrangements. Suitable methods include, but are not limited to:

●	Adjusted market assessment approach
●	Expected cost plus a margin approach
●	Residual approach, in limited circumstances.

If the transaction price in an agreement includes a variable amount, the Group estimates the amount of consideration to which the Group will be entitled in exchange for transferring the goods to the customer. At contract inception, the variable consideration is estimated based on the most likely amount of consideration expected from the transaction and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with respect to the variable consideration is subsequently resolved. The estimated deferred contract liability is updated at each reporting date to reflect the current facts and circumstances.

Collaboration agreements may also provide a customer with the option to acquire additional goods or services. In these cases, the Group determines whether the customer was granted a material right. A material right is a right that the customer would not receive without having entered into the contract – for example a discount that is incremental to the range of discounts typically given for those goods or services to that class of customer in that market.

Product sales related to collaboration agreements include RNA products and are recognized over time as goods are produced because such goods have no alternative use. Otherwise, revenue for product sales is recognized at a point in time. Revenue from certain research and development services, delivered as a distinct performance obligation under the collaboration agreements, are recognized over time as the services are provided. Revenue from granting of IP licenses (right to use) are recognized at a point in time.

A receivable is recognized when the consideration is unconditional and only the passage of time is required before payment is due. Amounts received prior to satisfying the above revenue recognition criteria are recorded as contract liability in the statement of financial position.

The Group may present the following contract balances:

●	Contract assets — Represents the Group’s right to consideration in exchange for goods or services that the Group has transferred to the customer when that right is conditioned on something other than the passage of time
●	Trade receivables — Represents the Group’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due)
●	Contract liabilities — Represents the Group’s obligations to transfer goods or services to a customer for which the Group has received consideration (or consideration is due) from the customer

The Group recognizes revenue from contracts with customers relating to its core business. All other operating proceeds are presented as other operating income in the statements of operations.

Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i) Financial assets

Initial recognition and measurement

Financial assets are classified at initial recognition at: amortized cost; fair value through other comprehensive income (OCI) or fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables are measured at the transaction price determined under IFRS 15.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified into four categories:

●	financial assets at amortized cost (debt instruments);
●	financial assets at fair value through other comprehensive income with recycling of cumulative gains and losses (debt instruments);
●	financial assets designated at fair value through other comprehensive income with no recycling of cumulative gains and losses upon derecognition (equity instruments); or
●	financial assets at fair value through profit or loss.

In fiscal 2022, 2023 and 2024, the Group only had the following financial assets to be measured at amortized cost:

●	Cash and cash equivalents
●	Trade receivables
●	Other financial assets

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the statement of operations when the asset is derecognized, modified, or impaired.

ii) Financial liabilities

The Group’s material financial liabilities consist of lease liabilities and trade payables.

Trade payables at initial recognition are accounted for at fair value and subsequently at amortized costs. The material accounting policy information regarding accounting for leases liabilities is described below.

Acquired intangible assets

Acquired intangible assets are mainly comprised of software and licenses.

The estimated useful lives for each intangible asset class are as follows:

Software	3 to 10 years
Licenses	9 to 20 years
Technology	8 years

The cost of the intangible assets, less estimated residual value, is amortized using the straight line method over the estimated useful life

With the exception of goodwill, the Group does not have any intangible assets with indefinite useful lives.

Research and development costs

Research costs are expensed as incurred. Since our own development projects are mostly subject to regulatory approval and all studies are at an early phase, where the outcome of reaching the next phases is uncertain, the conditions for the capitalization of expenditures incurred prior to approval are not met.

Property, plant and equipment

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairments. These costs also comprise the costs for replacement parts, which are recognized at the time they are incurred, providing they meet the recognition criteria. All other repair and maintenance costs are expensed as incurred. Depreciation is recognized on a straight-line basis over the estimated useful lives as follows:

Leasehold improvements	5 to 14 years
Technical equipment and machines	5 to 15 years
Other equipment, furniture and fixtures	3 to 14 years

The estimated useful lives are reviewed regularly and revised if necessary. The cost of the property, plant and equipment, less estimated residual value, is depreciated using the straight line method over the estimated useful life.

The depreciation method remained unchanged from 2022 through 2024. The residual values of the assets are generally considered to be zero.

Impairment of non-financial non-current assets

At each reporting date, the Group assesses whether there is an indication that a non-financial asset may be impaired. If there is any indication of impairment (triggering event) or if an annual impairment test is required, as is the case for goodwill, the Group estimates the recoverable amount. The recoverable amount is determined for an individual asset unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case it is determined at the level of the cash-generating unit (CGU). The recoverable amount of an asset is the higher of the asset’s or CGU’s fair value less costs of disposal or its value-in-use. If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset or CGU is impaired and written down to its recoverable amount. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used.

In assessing whether the cash flows are largely independent, CureVac considers various factors, including how management manages the company activities and how the CureVac companies are linked in business operations. As management decisions are centralized at group level and the CureVac companies are closely linked in business operations, the Group operates as a single cash-generating unit. Therefore, goodwill is tested for impairment at Group level. The recoverable amount for the Company’s single cash-generating unit is based on fair values less costs of disposal using market capitalization derived from public quotations of the CureVac stock. Impairment losses of intangible assets, other than goodwill, and property plant and equipment are reversed if the facts and circumstances leading to the impairment change in future periods. Impairment losses relating to goodwill cannot be reversed in future periods.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received as well as any estimated costs to be incurred by the lessee for dismantling and removing the underlying asset. Unless the Group is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life, indicated below, or the lease term. Right-of-use assets are subject to impairment. Refer to the section above “Impairment of non-financial assets”.

Land, Buildings and supply installations	1 to 17 years
Vehicles	2 to 4 years
Other equipment	4 to 5 years

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate.

In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments, or a change in the assessment to purchase the underlying asset. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount for the right-of-use asset or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases (i.e., leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption. Lease payments on short-term leases and leases of low-value assets are recognized as expenses on a straight-line basis over the lease term.

Inventories

Inventories are measured at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Inventories are comprised of raw materials, work in progress, and finished goods.

Costs incurred in bringing each product to its present location and condition are accounted for, as follows:

●	Raw materials: purchase cost on a first-in/first-out basis
●	Finished goods and work in progress: cost of direct materials and labor and a proportion of manufacturing overhead based on normal operating capacity, but excluding borrowing costs

Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank balances on-demand, and short-term deposits with original maturities of three months or less.

Restructuring

A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. Future operating losses are not provided for.

Share-based payment awards

The Group operates several share-based payment programs.

An equity-settled share-based payment award is accounted for by recognizing the related expense over the vesting period of the award, with a corresponding increase recorded in equity. The expense is based on the fair value determined at the grant date of the award and the number of awards expected to vest. The fair value remains unchanged after grant date. Once the award has vested, there is no reversal of expense related to the award.

CureVac’s share-based payment awards allow for cash or equity settlement, however it is the Company’s intention and past practice to settle awards in shares. The related share-based payment expense is recorded in the functional cost category to which the award recipient’s costs are classified.

Income Taxes

Income taxes comprise current and deferred tax. Current and deferred taxes are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income/loss.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and adjustments to taxes payable in respect of previous years.

Deferred tax assets are recognized for deductible temporary differences, the carry forward of unused tax credits and any tax loss carryforwards to the extent that it is probable that future taxable income will allow the deferred tax asset to be realized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred tax asset to be utilized. Unrecognized deferred tax assets are re-assessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Tax loss carryforwards are examined by the German taxation authorities and may be adjusted. Furthermore, significant changes in the shareholder and company structure can lead to a reduction in, or limitation on use of, tax loss carryforwards under the current provisions of German tax law.

Segment Reporting

An operating segment is defined as a component of an entity for which discrete financial information is available and whose operating results are regularly reviewed by our Management Board as the Chief Operating Decision Maker (CODM). The Group operates as a single segment dedicated to the discovery and development of biotechnological applications and the CODM makes decisions about allocating resources and assessing performance based on the Group as a whole. Accordingly, the Group has determined it operates in one operating and reportable segment.

Significant accounting judgments, estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the reported amounts in the financial statements. Management continually evaluates its judgments and estimates in relation to assets, liabilities, contingent liabilities, uncertain tax position, revenues, and expenses. Management bases its judgments and estimates on historical experience and other various factors, which it believes to be reasonable under the circumstances, the result of which forms the basis of the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Judgments

In the process of applying the accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements.

Revenue recognition and collaboration agreements

The Group applied the following judgments in determining the amount and timing of revenue from collaboration agreements:

●	Identification and determination of the nature of performance obligations in collaboration and license agreements.

The Group generates revenues from collaboration and license agreements under which the Group grants licenses to use, research, develop, manufacture, and commercialize candidates and products. As these agreements comprise several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. If these promises are not distinct, they are combined until the bundle of promised goods and services is distinct. For some agreements, this results in the Group accounting for all goods and services promised in a collaboration and license agreement as a single performance obligation with a single measure of progress.

For these combined performance obligations, it must be assessed which of these promises is the predominant promise to determine the nature of the performance obligation. The Group determined that the research and development technology services for the grant of the license is the predominant promise within the (combined) performance obligation as the collaboration partners main interest lies on the development technology services and licenses are granted royalty-free until research and development technology services are finalized.

If the Group shares the risks and benefits of a development project in such a way that the nature of the arrangement is not considered to be purely a customer-vendor-relationship, activities that are determined to be outside of a customer-vendor-relationship are accounted for in consideration of the principles of a joint operation accounting. In such circumstances, the Group must assess if it has joint control together with the other party. The assessment requires judgement as the factors to be analyzed might not result in an unambiguous outcome.

As a result, the promise of the research and development technology services for granting a license is accounted for as a performance obligation satisfied over time as the Group’s customer simultaneously receives and consumes the benefits from the Group’s performance.

●	Allocation of the transaction price to the identified performance obligations

If a contract contains several performance obligations the transaction price must be allocated to each distinct performance obligation. The allocation is made in relation to the stand-alone selling prices of the goods or services at the time the contract is concluded. In case the stand-alone selling price of a performance obligation is not directly observable the stand-alone selling price should be estimated. The method used should result in an estimate that faithfully represents the price that an entity would charge for the goods or services if they were sold separately, and it should result in the allocation of the transaction price meeting the allocation objective of IFRS 15.

Management concluded that in the case of services the expected cost plus a margin approach is the most accurate method to allocate the transaction price.

Since CureVac has not yet established prices for the licenses and the licenses have not previously been sold on a stand-alone basis (i.e. the selling price is uncertain), management concluded that it is permissible to apply the residual approach for the licenses. This means that the allocated transaction price for granting licenses is the residual transaction price after transaction price portions allocated to other performance obligations were subtracted from the total transaction price of the contract.

Impairment of non-financial non-current assets

Judgement was used to determine whether certain property, plant and equipment related to the mRNA Manufacturing Center (mMC) described in Note 4.1 is part of the Company’s single CGU or should be tested for impairment on a stand-alone basis. Based on the strategic restructuring of the Company following the 2024 GSK Agreement (as described in Note 3.1), the Management Board determined that the business case supporting the pDNA production line is no longer viable. Accordingly, completion of this production line was suspended, and no commercial production certification will be pursued for the foreseeable future, resulting in the full impairment of the production line totaling EUR 32,126k. Should the Company’s need for commercial scale production of pDNA change or a new business case for its use be developed and implemented, the impairment is subject to full or partial reversal in future periods.

Changes in accounting policies and disclosures

New and amended standards and interpretations

There were no new standards, interpretations, or amendments required to be adopted in 2024 which were relevant to the Company’s consolidated financial statements.

Standards issued but not yet effective

The following amendments will be adopted effective January 1, 2025, or at a later effective date:

●	Amendments to IAS 21: Lack of Exchangeability
●	Amendments to IFRS 9 and IFRS 7: Classification and measurement of Financial Instruments
●	IFRS 19 Subsidiaries without Public Accountability: Disclosures

CureVac does not expect these standards to have an impact on the Group´s consolidated financial statements.

●	IFRS 18 Presentations and Disclosure in Financial Statements

The Group is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Group Statement of Operations and Other Comprehensive Income (Loss), the Statement of Cash Flows and the additional disclosures required for Management-defined performance measures (MPMs). The Group will apply the new standard from its mandatory effective date of January 1, 2027. Retrospective application is required, and accordingly the comparative information for the financial year ending December 31, 2025 and 2026 will be restated in accordance with IFRS 18.